Share-based Compensation (Summary Of Stock-Based Compensation Not Yet Recognized) (Schedule and Footnote) (Details) - Liberty Global [Member] $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Share-based incentive awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense not yet recognized	$ 132.7
Weighted average period remaining for expense recognition	2 years 7 months 6 days
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense not yet recognized	$ 162.5
Weighted average period remaining for expense recognition	1 year 3 months 18 days